Schedule of Investments
May 31, 2026 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.11%

Aerospace/Aircrafts/Defense - 3.07%
RTX Corp.	17,116	3,075,061

Auto Manufacturers - 0.18%
Tesla, Inc. (2)	425	185,211

Auto Parts-Retail/Wholesale - 1.23%
Genuine Parts Co.	12,488	1,232,566

Banks - 5.50%
Bank of America Corp.	39,914	2,059,562
Truist Financial Corp.	15,247	735,058
The PNC Financial Services Group, Inc.	4,633	1,024,449
US Bancorp	30,875	1,693,494

		5,512,563
Beverages - 2.00%
The Coca-Cola Co.	14,761	1,166,267
PepsiCo, Inc.	5,812	838,032

		2,004,299

Cable & Other Pay Television Services - 1.01%
Comcast Corp., Class A	40,504	1,007,334

Chemicals-Diversified - 1.93%
RPM International, Inc.	18,230	1,931,833

Commercial Services - 1.60%
Ecolab, Inc.	6,272	1,605,632

Communications Equipment - 3.69%
Qualcomm, Inc.	14,730	3,697,525

Consumer Electronics - 1.08%
Apple, Inc.	3,474	1,084,096

Containers-Paper/Plastic - 0.68%
Amcor plc (Jersey)	17,514	679,893

Cosmetics & Personal Care - 1.23%
Colgate-Palmolive Co.	13,638	1,229,193

Credit Services - 0.97%
Capital One Financial Corp.	5,170	971,598

Discount Stores - 0.27%
Wal-Mart Stores, Inc.	2,322	268,772

Diversified Operations - 3.05%
Corning, Inc.	16,852	3,052,908

Electronic Equipment - 2.99%
Carrier Global Corp.	11,138	711,384
Emerson Electric Co.	15,813	2,274,226
GE Vernova, Inc. (2)	10	9,683

		2,995,293

Financial Services - 2.50%
American Express Co.	3,812	1,206,384
Paychex, Inc.	13,352	1,294,877

		2,501,261

Food-Misc Preparation - 1.02%
General Mills, Inc.	7,560	255,604
Hormel Foods Corp.	33,117	769,308

		1,024,912
Guided Missiles & Space Vehicles & Parts - 0.50%
Lockheed Martin Corp.	937	497,032

Healthcare - 1.89%
AbbVie, Inc.	8,703	1,894,817

Insurance-Life/Property/Casual - 4.17%
AFLAC, Inc.	15,569	1,750,267
The Travelers Cos., Inc.	8,321	2,428,817

		4,179,084

Laboratory Analytical Instruments - 0.46%
Waters Corp. (2)	1,207	462,969

Leisure Services - 0.46%
The Walt Disney Co. (2)	4,507	458,948

Machinery-Const./Mining/Farming - 4.27%
Caterpillar, Inc.	3,209	2,810,667
Deere & Co.	2,713	1,470,934

		4,281,601
Machinery-Electrical Equipment - 3.21%
Dover Corp.	9,594	2,027,788
Johnson Controls International plc	952	127,625
Tennant Co.	12,264	1,056,053

		3,211,466
Manufacturing - 1.76%
Illinois Tool Works, Inc.	7,143	1,766,321

Materials - 2.02%
Nucor Corp.	8,089	2,022,250

Medical Instruments/Products - 1.06%
Medtronic plc (Ireland)	14,447	1,066,333

Medical/Dental-Supplies - 1.42%
Becton Dickinson & Co.	9,697	1,426,623

Medical Drugs - 3.71%
Abbott Laboratories	14,106	1,207,474
Johnson & Johnson	4,869	1,097,132
Merck & Co., Inc.	11,859	1,407,900

		3,712,506
National Commercial Banks - 1.47%
JPMorgan Chase & Co.	4,932	1,476,197

Paper & Paper Products - 0.73%
Kimberly Clark Corp.	7,510	732,976

Petroleum Refining - 3.94%
Enterprise Products Partners LP (2)	40,366	1,485,065
Exxon Mobil Corp.	16,982	2,466,805

		3,951,870

Refuse Systems - 2.15%
Waste Management, Inc.	10,192	2,155,200

Retail-Catalog & Mail Order Houses - 2.20%
Amazon.com, Inc. (2)	8,157	2,207,610

Retail-Food & Restaurant - 1.71%
Yum! Brands, Inc.	11,572	1,712,077

Retail-Variety Stores - 0.93%
Costco Wholesale Corp.	972	929,543

Retail/Wholesale-Building Products - 1.45%
The Home Depot, Inc.	4,572	1,449,964

Semiconductors - 4.17%
NVIDIA Corp.	6,432	1,358,052
Taiwan Semiconductor Manufacturing Co. Ltd.	2,360	987,542
Texas Instruments, Inc.	5,990	1,831,023

		4,176,618

Services-Computer Programming, Data Processing, Etc. - 3.22%
Alphabet, Inc Class A	8,477	3,224,142

Services-Prepackaged Software - 3.06%
Microsoft Corp.	6,800	3,061,632

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.25%
The Procter & Gamble Co.	8,726	1,252,705

Telecommunications Services - 1.70%
Cisco Systems, Inc.	14,149	1,703,823

Telephone Communications (No Radiotelephone) - 0.47%
Verizon Communications, Inc.	9,817	469,351

Television Broadcasting Stations - 0.79%
Versant Media Group, Inc. Class A	18,376	792,741

Transportation-Railroads - 2.33%
Union Pacific Corp.	8,877	2,331,455

Utility-Electric - 4.39%
Duke Energy Corp.	15,126	1,856,414
NextEra Energy, Inc.	29,222	2,542,606

		4,399,020
Utility-Gas Distribution - 1.66%
National Fuel Gas Co.	21,563	1,665,742

Utility-Water - 1.55%
Essential Utilities, Inc.	42,100	1,553,069

Total Common Stock	(Cost $ 37,006,268)	98,285,633

Real Estate Investment Trust - 1.08%

Simon Property Group, Inc.	5,297	1,085,408

Total Real Estate Investment Trust	(Cost $ 653,037)	1,085,408

Money Market Registered Investment Companies - 0.68%

Fidelity Investments Treasury Portfolio - 3.24% (3)	679,856	679,856

Total Money Market Registered Investment Companies	(Cost $ 679,856)	679,856

Total Investments - 99.87%	(Cost $ 38,345,968)	100,050,898

Other Assets Less Liabilities - 0.13%		125,575

Total Net Assets - 100.00%		100,176,472

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$100,050,898	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$100,050,898	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2026.